Income Taxes (Details) - Schedule of loss before income taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of loss before Income Taxes [Abstract]
Domestic	$ (47,959,000)	$ (28,725,000)	$ (50,193,000)
Foreign	(36,628,000)	10,931,000	(16,644,000)
Loss before income taxes	$ (84,587,000)	$ (17,794,000)	$ (66,837,000)